Other Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Other Receivables [Abstract]
Other Receivables [Text Block]
Note 5 – Other Receivables

During the year ended December 31, 2013, the Company entered into two promissory notes with two buyers, whereby certain accounts receivable due to the Company were converted into promissory notes. One of the promissory notes, entered into on February 27, 2013 for $65,771, required weekly payments of $1,028, including interest, had a stated interest rate of 5% per year, and was due on June 4, 2014. The Company agreed to settle the outstanding balance with the buyer for $15,000. Accordingly, the Company recorded other receivables in the amount of $15,000 at December 31, 2013, representing the balance owed on this note. The Company received the payment on this note in January 2014. The second promissory note, entered into on February 14, 2013, as amended on May 8, 2013, requires weekly payments of $500, has no stated interest rate and is due to be repaid on July 30, 2014. Based upon the uncertainty of the collectability of this amount, the Company has recorded an allowance for doubtful accounts on the entire balance due of $8,835 as of March 31, 2014.

Note 6 – Other Receivables

During the year ended December 31, 2013, the Company entered into two promissory notes with two buyers, whereby certain accounts receivable due to the Company were converted into promissory notes. One of the promissory notes, entered into on February 27, 2013 for $65,771, required weekly payments of $1,028, including interest, had a stated interest rate of 5% per year, and was due on June 4, 2014. The Company agreed to settle the outstanding balance with the buyer for $15,000. Accordingly, the Company has recorded other receivables in the amount of $15,000 at December 31, 2013, representing the balance owed on this note. The Company received the payment on this note in January 2014. The second promissory note, entered into on February 14, 2013, as amended on May 8, 2013, requires weekly payments of $500, has no stated interest rate and is due to be repaid on July 30, 2014. At December 31, 2013, the balance owed on this note is $14,257.